Segment reporting - Reconciliation of cash earnings to net profit (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
Segment reporting
Net profit attributable to owners of Westpac Banking Corporation (WBC)	$ 3,280	$ 2,015	$ 3,443
Net profit attributable to owners of Westpac Banking Corporation (WBC), percentage movement from prior period	63.00%
Net profit attributable to owners of Westpac Banking Corporation (WBC), percentage movement from same period of prior year	(5.00%)
Operating segments
Segment reporting
Cash earnings	$ 3,095	1,815	3,537
Cash earnings, percentage movement from prior period	71.00%
Cash earnings, percentage movement from same period of prior year	(12.00%)
Net cash earnings adjustment
Segment reporting
Total cash earnings adjustment (post-tax)	$ 185	200	(94)
Total cash earnings adjustment (post-tax), percentage movement from prior period	(8.00%)
Fair value gain/(loss) on economic hedges
Segment reporting
Total cash earnings adjustment (post-tax)	$ 204	184	(46)
Total cash earnings adjustment (post-tax), percentage movement from prior period	11.00%
Ineffective hedges
Segment reporting
Total cash earnings adjustment (post-tax)	$ (19)	$ 16	$ (48)
Total cash earnings adjustment (post-tax), percentage movement from same period of prior year	(60.00%)